Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	$ 26,199	¥ 177,765		¥ 176,261
Less: allowance for credit losses	(19,490)	(132,247)	$ (19,598)	(132,971)	¥ (5,682)
Accounts receivable, net	$ 6,709	¥ 45,518		¥ 43,290